INVENTORIES (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Inventories Explanatory [Abstract]
Depreciation and depletion included in inventories	$ 21,519		$ 17,225
Employee benefits expense		$ 34,017		$ 15,037
Percentage of payroll and employee benefits included in production costs	49.00%	49.00%